SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Foreign currency translation
Period/year-end spot rate	7.1636		7.2993
Average rate	7.2526	7.215